Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Revenues (note 13)	$ 1,880,332	$ 2,328,569	$ 2,450,382
Voyage expenses	(153,766)	(138,339)	(115,787)
Vessel operating expenses (note 13)	(731,150)	(825,024)	(844,039)
Time-charter hire expense	(120,893)	(150,145)	(138,548)
General and administrative expenses (note 13)	(106,150)	(119,889)	(133,184)
Income from vessel operations	6,700	384,290	625,132
Interest expense	(268,400)	(282,966)	(242,469)
Interest income	6,290	4,821	5,988
Other (loss) income (note 14)	(53,981)	(39,013)	1,566
Net (loss) income before income taxes	(516,840)	111,132	388,693
Income tax (expense) recovery (note 21)	(12,232)	(24,468)	16,767
Net (loss) income attributable to shareholders of Teekay Corporation	(163,276)	(123,182)	82,151
Teekay Parent
Condensed Income Statements, Captions [Line Items]
Revenues (note 13)	5,089	14,142	34,373
Voyage expenses	(242)	(59)	(499)
Vessel operating expenses (note 13)	0	(30)	(652)
Time-charter hire expense	(17,765)	(24,477)	(43,013)
General and administrative expenses (note 13)	(20,549)	(20,583)	(27,708)
Income from vessel operations	(33,467)	(31,007)	(37,499)
Interest expense	(53,103)	(53,164)	(38,196)
Interest income	422	18,430	7,781
Impairments of investments (note 1)	(338,749)	0	(1,360,705)
Dividend income (note 1)	58,000	1,039	109
Other (loss) income (note 14)	4,764	(981)	(46,190)
Net (loss) income before income taxes	(362,133)	(65,683)	(1,474,700)
Income tax (expense) recovery (note 21)	(251)	(525)	52
Net (loss) income attributable to shareholders of Teekay Corporation	$ (362,384)	$ (66,208)	$ (1,474,648)